UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

 (Address of principal executive offices)

(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: September 30

Date of reporting period: June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Fund Name: Innovative DIV Date of Reporting Period: July 1, 2018 - June 30, 2019
Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voted
Amerisourcebergen Corp	ABC	03073E105	Annual	2/28/2019	12/31/2018	M	1	Election of Directors:	For	For	Yes
						M	1.01	Ornella Barra	For	For	Yes
						M	1.02	Steven H. Collis	For	For	Yes
						M	1.03	D. Mark Durcan	For	For	Yes
						M	1.04	Richard W. Gochnauer	For	For	Yes
						M	1.05	Lon R. Greenberg	For	For	Yes
						M	1.06	Jane E. Henney, M.D.	For	For	Yes
						M	1.07	Kathleen W. Hyle	For	For	Yes
						M	1.08	Michael J. Long	For	For	Yes
						M	1.09	Henry W. McGee	For	For	Yes
						M	2	Ratification of Ernst & Young public accounting firm for fiscal year 2019.	For	For	Yes
						M	3	Advisory vote to approve the compensation of named executive officers.	For	For	Yes
						S	4	To permit stockholder to act by written consent	Against	Against	Yes
						S	5	To urge the Board to adopt a policy that no financial performance metric be used to exclude legal or compliance costs in determining executive compensation	Against	Against	Yes
JB Hunt Transport Services, Inc.	JBHT	445658107	Annual	4/18/2019		M	1	Director Nominees:	For	For	Yes
						M	1a	Douglas G. Cuncan	For	For	Yes
						M	1b	Francesca M. Edwardson	For	For	Yes
						M	1c	Waune Garrison	For	For	Yes
						M	1d	Sharilyn S. Gasaway	For	For	Yes
						M	1e	Gary C. George	For	For	Yes
						M	1f	J. Bryan Hund Jr.	For	For	Yes
						M	1g	Coleman H. Peterson	For	For	Yes
						M	1h	John N. Roberts III	For	For	Yes
						M	1i	James L. Robo	For	For	Yes
						M	1j	Kirk Thompson	For	For	Yes
						M	2	Approve an advisory resolution regarding compensation of named executive officers.	For	For	Yes
						M	3	Ratify Ernst & Young LLp as accountants for calendar year 2019.	For	For	Yes
						S	4	To urge the Board to adopt a policy that no financial performance metric be used to exclude legal or compliance costs in determining executive compensation	Against	Against	Yes
International Business Machines Corp.	IBM	459200101	Annual	4/30/2019		M	1	Election of Directors for a Term of One Year Nominees:	For	For	Yes
						M	1a	M. L. Eskew	For	For	Yes
						M	1b	D. N. Farr	For	For	Yes
						M	1c	A. Gorsky	For	For	Yes
						M	1d	M. Howard	For	For	Yes
						M	1e	S. A. Jackson	For	For	Yes
						M	1f	A. N. Liveris	For	For	Yes
						M	1g	M. E. Pollack	For	For	Yes
						M	1h	V. M. Romerry	For	For	Yes
						M	1i	J. R. Swedish	For	For	Yes
						M	1j	S. Taurel	For	For	Yes
						M	1k	P. R. Voser	For	For	Yes
						M	1l	F. H. Waddell	For	For	Yes
						M	2	Ratification of independent registered public accounting firm.	For	For	Yes
						M	3	Advisory vote on executive compensation	For	For	Yes
						M	4	Approval of long-term incentive performance terms for certain executives for awards eligible for transitional relief persuant to section 162(m) of the IRS	For	For	Yes
						S	5	Stockholder proposal on the right to act by written consent.	Against	Against	Yes
						S	6	Stockholder proposal to have an independent board chairman	Against	Against	Yes
Texas Instruments	TXN	882508104	Annual	4/25/2019	2/25/2019	M	1	Election of Directors:	For	For	Yes
						M	1a	M. A. Blinn	For	For	Yes
						M	1b	T. M. Bluedorn	For	For	Yes
						M	1c	J. F. Clark	For	For	Yes
						M	1d	C. S. Cox	For	For	Yes
						M	1e	M. S. Craighead	For	For	Yes
						M	1f	J. M. Hobby	For	For	Yes
						M	1g	R. Kirk	For	For	Yes
						M	1h	P. H. Patsley	For	For	Yes
						M	1i	R. E. Sanchez	For	For	Yes
						M	1j	R. K. Templeton	For	For	Yes
						M	2	Proposal regarding advisory approval of Company's executive compensation	For	For	Yes
						M	3	Ratify Ernst & Young LLP as accounting firm for 2019.	For	For	Yes
W W Grainger Inc	GWW	384802104	Annual	4/24/2019	3/4/2019	M	1	Election of Directors:	For	For	Yes
						M	01	Rodhey C Adkins	For	For	Yes
						M	02	Brian P Anderson	For	For	Yes
						M	03	V. Ann Hailey	For	For	Yes
						M	04	Stuart L. Levenick	For	For	Yes
						M	05	D.G. Macpherson	For	For	Yes
						M	06	Neil S. Novich	For	For	Yes
						M	07	Beatriz R. Perez	For	For	Yes
						M	08	Michael J. Roberts	For	For	Yes
						M	09	E. Scott Santi	For	For	Yes
						M	10	James D. Slavik	For	For	Yes
						M	2	Ratify appointment of Ernst & Young LLP as independent auditor for year eanding December 31, 2019	For	For	Yes
						M	3	Say on Pay: Advisory proposal to approve compensation of the named executive officers.	For	For	Yes

Ameriprise Financial, Inc.	AMP	03076C106	Annual	4/24/2019	2/28/2019	M	1	Election of Directors:
						M	1a	James M. cracchiolo	For	For	Yes
						M	1b	Dianne Neal Blixt	For	For	Yes
						M	1c	Amy DiGeso	For	For	Yes
						M	1d	Lon R. Greenberg	For	For	Yes
						M	1e	Jeffrey Noddle	For	For	Yes
						M	1f	Robert F. Sharpe Jr.	For	For	Yes
						M	1g	W. Edward Walter III	For	For	Yes
						M	1h	Christopher J. Williams	For	For	Yes
						M	2	Approve the compensation of named executive officers by a nonbinding advisory vote.	For	For	Yes
						M	3	Ratify audit committee selection of PricewaterhouseCoopers LLP as accounting firm for 2019	For	For	Yes
T. Rowe Price Group Inc.	TROW	74144T108	Annual	25-Apr-19	2/22/2019	M	1	Election of Directors:
						M	1a	Mark S. Bartlett	For	For	Yes
						M	1b	Mary K. Bush	For	For	Yes
						M	1c	Dr. Freeman A. Hrabowski, III	For	For	Yes
						M	1d	Robert F. MacLellan	For	For	Yes
						M	1e	Olympia J. Snowe	For	For	Yes
						M	1f	William J. Stromberg	For	For	Yes
						M	1g	Richard R. Verma	For	For	Yes
						M	1h	Sandra S. Wijnberg	For	For	Yes
						M	1i	Alan D. Wilson	For	For	Yes
						M	2	Approve, by a non-binding advisory vote, the compensation paid by the Company to its named executive officers	For	For	Yes
						M	3	Ratification of the appointment of KPMG LLP as accounting firm for 2019	For	For	Yes
Polaris Industries, Inc.	PII	731068102	Annual	4/25/2019	3/1/2019	M	1	Election of Directors:
						M	1a	Bernd F. Kessler	For	For	Yes
						M	1b	Lawrence D. Kingsley	For	For	Yes
						M	1c	Gwynne E. Shotwell	For	For	Yes
						M	1d	Scott W. Wine	For	For	Yes
						M	2	Approval of the Amended and restated 2007 Omnibus Incentive Plane	For	For	Yes
						M	3	Ratification of Ernst & Young LLP as accounting firm for fiscal 2019	For	For	Yes
						M	4	Advisory vote to approve compensation of named executive officers	For	For	Yes
Lincoln Electric Holdings, Inc.	LECO	533900106	Annual	4/24/2019		M	1	Election of Directors:
						M	01	Curtis Espeland	For	For	Yes
						M	02	Patrick Goris	For	For	Yes
						M	03	Stephen Hanks	For	For	Yes
						M	04	Michael Hilton	For	For	Yes
						M	05	G. Russell Lincoln	For	For	Yes
						M	06	Kathryn Jo Lincoln	For	For	Yes
						M	07	William E. MacDonald III	For	For	Yes
						M	08	Christopher Mapes	For	For	Yes
						M	09	Phillip Mason	For	For	Yes
						M	10	Ben Patel	For	For	Yes
						M	11	Hellene Rantagh	For	For	Yes
						M	2	Ratification of Ernst & Young LLP as auditors for year ending December 31, 2019	For	For	Yes
						M	3	Approve on advisory basis, the compensation of named executive officers	For	For	Yes
Lockheed Martin Corporation	LMT	539830109	Annual	4/25/2019		M	1	Director nomines:
						M	1a	Daniel Akerson	For	For	Yes
						M	1b	David Burritt	For	For	Yes
						M	1c	Bruce Carlson	For	For	Yes
						M	1d	James Ellis Jr.	For	For	Yes
						M	1e	Thomas Falk	For	For	Yes
						M	1f	Ilene Gordon	For	For	Yes
						M	1g	Marillyn Hewson	For	For	Yes
						M	1h	Vicki Hollub	For	For	Yes
						M	1i	Jeh C. Johnson	For	For	Yes
						M	1j	James D. Taiclet, Jr.	For	For	Yes
						M	2	Ratification of Ernst & Young LLP as auditors for 2019	For	For	Yes
						M	3	Stockholder proposal to amend the proxy access bylaw	For	For	Yes
						S	4	Advisory vote to approve the compensation of named executive officers (Say-on-Pay)	Against	Againist	Yes
Leggett & Platt Inc.	LEG	524660107	Annual	5/7/2019		M	1	Director Nominees:
						M	1a	Robert Brunner	For	For	Yes
						M	1b	R. Ted Enole, III	For	For	Yes
						M	1c	Manuel Fernandez	For	For	Yes
						M	1d	Karl Glassman	For	For	Yes
						M	1e	Joseph McClanathan	For	For	Yes
						M	1f	Judy Odom	For	For	Yes
						M	1g	Srikanth Padmanabhan	For	For	Yes
						M	1h	Phoebe Wood	For	For	Yes
						M	2	Ratification of audit committees selection of PricewaterhouseCoopers Lapp as accounting firm for the year ending December 31, 2019	For	For	Yes
						M	3	Advisory vote to approve named executive officer compensation as described in the Company's proxy statement	For	For	Yes
Aaron's Inc.	AAN	002535300	Annual	5/8/2019	3/4/2019	M	1	Election of Directors:
						M	1A	Kathy Betty	For	For	Yes
						M	1B	Douglas Curling	For	For	Yes
						M	1C	Cynthia Day	For	For	Yes
						M	1D	Curtis Doman	For	For	Yes
						M	1E	Walter G. Ehmer	For	For	Yes
						M	1F	Hubert Harris Jr	For	For	Yes
						M	1G	John Robinson III	For	For	Yes
						M	1H	Ray M. Robinson	For	For	Yes
						M	2	Non-binding advisory resolution to approve the Company's executive compensation	For	For	Yes
						M	3	Approval of AAN amended and restated 2015 equity and incentive plan	For	For	Yes
						M	4	Ratification of Ernst & Young LLP as accounting firm for 2019	For	For	Yes
Hubbell Inc.	HUBB	443510607	Annual	5/7/2019	3/8/2019	M	1	Election of Directors:
						M	01	Carlos Cardoso	For	For	Yes
						M	02	Anthony Guzzi	For	For	Yes
						M	03	Neal Keating	For	For	Yes
						M	04	Bonnie Lind	For	For	Yes
						M	05	John Malloy	For	For	Yes
						M	06	Judith marks	For	For	Yes
						M	07	David Nord	For	For	Yes
						M	08	John Russell	For	For	Yes
						M	09	Steven Shawley	For	For	Yes
						M	2	Ratify appointment of Pricewaterhouse Coopers LLP as accounting firm for the year 2019.	For	For	Yes
						M	3	Approve by non-binding vote, the compensation of our named executive officers as presented in the 2019 proxy statement	For	For	Yes
Dover Corp.	DOV	260003108	Annual	5/2/2019	3/8/2019	M	1	Election of Directors:
						M	1a	H J Gilbertson Jr	For	For	Yes
						M	1b	K C Graham	For	For	Yes
						M	1c	M F Johnston	For	For	Yes
						M	1d	E A Spiegel	For	For	Yes
						M	1e	R J Tobin	For	For	Yes
						M	1f	S M Todd	For	For	Yes
						M	1g	S K Wagner	For	For	Yes
						M	1h	K E Wandell	For	For	Yes
						M	1i	M A Winston	For	For	Yes
						M	2	Ratify appointment of Pricewaterhouse Coopers LLP as accounting firm for the year 2019.	For	For	Yes
						M	3	Approve on an advisory basis, named executive officer compensation.	For	For	Yes
						M	4	Approve amendments to Article 15 of our restated certificate of Incorporation to eliminate the super-majority voting requirement	For	For	Yes
						M	5	Approve amendments to Article 16 of our restated certificate to eliminate the super-majority voting requirement	For	For	Yes
Regal Beloit Corp.	RBC	758750103	Annual	4/30/2019	3/7/2019	M	1	Election of Directors:
						M	1a	Stephen Burt	For	For	Yes
						M	1b	Anesa Chaibi	For	For	Yes
						M	1c	Christopher Doerr	For	For	Yes
						M	1d	Thomas Fischer	For	For	Yes
						M	1e	Dean Foeate	For	For	Yes
						M	1f	Rakesh Sachdev	For	For	Yes
						M	1g	Curtis Stoelting	For	For	Yes
						M	1h	Jane Warner	For	For	Yes
						M	2	Advisory vote on compensation of the Company's named executive officers.	For	For	Yes
						M	3	Ratify selection of Deloitte & Touche LLP as public accounting firm for the year ending December 28, 2019	For	For	Yes
Stepan Company	SCL	858586100	Annual	4/30/2019		M	1.1	Election of Director: Michael R. Boyce	For	For	For
						M	1.2	Election of Director: Edward J. Wehmer	For	For	Yes
						M	2	Advisory vote to approve named executive officer compensation.	For	For	Yes
						M	3	Approve an amendment to the Stepan Company 2011 incentive compensation plan	For	For	Yes
						M	4	Ratify appointment of Deloitte & Touche LLP as accounting firm for the year 2019.	For	For	Yes
Expeditors Int'l of Washington, Inc.	EXPD	302130109	Annual	5/7/2019	3/12/2019	M	1	Election of Directors:
						M	1	Robert R. Wright	For	For	Yes
						M	2	Flenn M. Alger	For	For	Yes
						M	3	Robert P. Carlile	For	For	Yes
						M	4	James M. DuBois	For	For	Yes
						M	5	Mark A. Emmert	For	For	Yes
						M	6	Doame J/ Gi;uas	For	For	Yes
						M	7	Richard M. McCune	For	For	Yes
						M	8	Alain Monie	For	For	Yes
						M	9	Jeffrey S. Musser	For	For	Yes
						M	10	Liane J. Pelletier	For	For	Yes
						M	2	Advisory vote to approve named executive officer compensation	For	For	Yes
						M	3	Ratification of Independent registered public accounting firm	For	For	Yes
						M	4	Approve amendment to employee stock purchase plan	For	For	Yes
						S	5	Shareholder proposal: political disclosure shareholder resolution	Against	Againist	Yes
CSX Corp.	CSX	126408103	Annual	5/3/2019	3/4/2019	M	1	Election of Directors:
						M	1a	Donna Alvarado	For	For	Yes
						M	1b	Pamela carter	For	For	Yes
						M	1c	James Foote	For	For	Yes
						M	1d	Steven Halverson	For	For	Yes
						M	1e	Paul Hilal	For	For	Yes
						M	1f	John Mcpherson	For	For	Yes
						M	1g	David Moffett	For	For	Yes
						M	1h	Linda Riefler	For	For	Yes
						M	1i	J. Steven Whisler	For	For	Yes
						M	1j	John Zillmer	For	For	Yes
						M	2	Ratification of Ernst & Young LLP as public accounting firm for 2019	For	For	Yes
						M	3	Advisory (non-binding) resolution to approve compensation for the company's named executive officers	For	For	Yes
						M	4	Approval of the 2019 CSX stock and incentive award plan	For	For	Yes
Illinois Tool Works Inc.	ITW	452308109	Annual	5/3/2019	3/4/2019	M	1	Election of Directors:
						M	1a	Daniel Brutto	For	For	Yes
						M	1b	Susan Crown	For	For	Yes
						M	1c	James Griffith	For	For	Yes
						M	1d	Jay Henderson	For	For	Yes
						M	1e	Richard Lenny	For	For	Yes
						M	1f	E. Scott Santi	For	For	Yes
						M	1g	James Skinner	For	For	Yes
						M	1h	David B. Smith Jr.	For	For	Yes
						M	1i	Pamela Strobel	For	For	Yes
						M	1j	Kevin Warren	For	For	Yes
						M	1k	Anre D. Williams	For	For	Yes
						M	2	Ratification of Deloitte & Touche LLP as public accounting firm for 2019	For	For	Yes
						M	3	Advisory vote to approve compensation of named executive officers	For	For	Yes
						S	4	Non-binding stockholder proposal, if presented at the meeting, to permit stockholders to act by written consent	Against	Againist	Yes
						S	5	Non-binding stockholder proposal, if presented at the meeting, to set company-wide greenhouse gas emissions targets	Against	Againist	Yes
General Dynamics Corp.	GD	369550108	Annual	5/1/2019	3/7/2019	M	1	Election of Directors:
						M	1a	James Crown	For	For	Yes
						M	1b	Rudy deLeon	For	For	Yes
						M	1c	Cecil Haney	For	For	Yes
						M	1d	Lester Lyles	For	For	Yes
						M	1e	Mark Malcolm	For	For	Yes
						M	1f	Phebe Novakovic	For	For	Yes
						M	1g	C. Howard Nye	For	For	Yes
						M	1h	William Osborn	For	For	Yes
						M	1i	Catherine Raynolds	For	For	Yes
						M	1j	Laura Schumacher	For	For	Yes
						M	1k	Peter A. Wall	For	For	Yes
						M	2	Advisory vote on selection of independent auditors	For	For	Yes
						M	3	Advisory vote to approve executive compensation	For	For	Yes
						M	4	Approval of DG united Kingdom Share Save Plan	For	For	Yes
						S	5	Shareholder proposal to require an independent Board Chairman	Against	Againist	Yes
Nucor Corp.	NUE	670346105	Annual	5/9/2019	3/11/2019	M	1	Election of seven nominees as directors:
						M	01)	Lloyd J. Austin III	For	For	Yes
						M	02)	Patrick Dempsey	For	For	Yes
						M	03)	John Ferriola	For	For	Yes
						M	04)	Victoria Haynes, Ph.D.	For	For	Yes
						M	05)	Christopher Kearney	For	For	Yes
						M	06)	Laurette Koellner	For	For	Yes
						M	07)	John Walker	For	For	Yes
						M	2	Ratification of PricewaterhouseCoopers LLP as accounting form for year ending December 31, 2019	For	For	Yes
						M	3	Approval, on advisory basis, of named executive officer compensation in 2018	For	For	Yes
						S	4	Stockholder proposal regarding lobbying report	Against	Againist	Yes
						S	5	Stockholder proposal regarding political spending report	Against	Againist	Yes
C.H. Robinson Worldwide, Inc.	CHRW	12541W209	Annual	5-9-1-9	3/13/2019	M	1	Election of Directors:
						M	1a	Scott Anderson	For	For	Yes
						M	1b	Robert C. Biesterfield, Jr.	For	For	Yes
						M	1c	Wayne Fortun	For	For	Yes
						M	1d	Timoghy Gokey	For	For	Yes
						M	1e	Mary J. Steele Guilfoile	For	For	Yes
						M	1f	Jodee Kozlak	For	For	Yes
						M	1g	Brian Short	For	For	Yes
						M	1h	James Stake	For	For	Yes
						M	1i	Paula Tolliver	For	For	Yes
						M	1j	John Wiehoff	For	For	Yes
						M	2	Approve, on advisory basis, the compensation of named executive officers	For	For	Yes
						M	3	Ratification of Deloitte & Touche LLC as accounting firm for fiscal year ending December 321, 2019	For	For	Yes
						M	4	To approve adding shares of Common Stock to the company's equity incentive plan	For	For	Yes
						S	5	Adoption of greenhouse gas emissions reduction targets	Against	Against	Yes
Westlake Chemical Corp	WLK	960413102	Annual	5/18/2019	3/18/2019	M	1	Election of Class III Directors:
						M	01)	Albert Chao	For	For	Yes
						M	02)	David Chao	For	For	Yes
						M	03)	Michael J. Graff	For	For	Yes
						M	2	Ratify appointment of PricewaterhouseCoopers LLP as accounting firm for fiscal year ending December 31, 2019	For	For	Yes
Cummins Inc.	CMI	231021106	Annual	5/14/2019	3/12/2019	M	01)	Election of Directors: N. Thomas Linebarger	For	For	Yes
						M	02)	Richard Freeland	For	For	Yes
						M	03)	Robert Bernhard	For	For	Yes
						M	04)	Dr. Franklin R. Chang Diaz	For	For	Yes
						M	05)	Bruno V. Di Leo Allen	For	For	Yes
						M	06)	Stephen Dobbs	For	For	Yes
						M	07)	Robert Herdman	For	For	Yes
						M	08)	Alexis Herman	For	For	Yes
						M	09)	Thomas Lynch	For	For	Yes
						M	10)	William Miller	For	For	Yes
						M	11)	Georgia Nelson	For	For	Yes
						M	12)	Karen Quintos	For	For	Yes
						M	13)	Advisory vote to approve the compensation of named executive officers as disclosed in the proxy statement.	For	For	Yes
						M	14)	Proposal to ratify appointment of PricewaterhouseCoopers LLP as auditors for 2019	For	For	Yes
						M	15)	Proposal to approve the Cummins Inc Employee Stock Purchase Plan as amended	For	For	Yes
						S	16)	Shareholder proposal regarding an independent chairman of the board	Against	Against	Yes
Union Pacific Corp.	UNP	907818108	Annual	5/16/2019	3/22/2019	M	1	Election of Directors:
						M	1a	Andrew Card Jr.	For	For	Yes
						M	1b	Erroll B. Davis Jr.	For	For	Yes
						M	1c	William DeLaney	For	For	Yes
						M	1d	David Dillon	For	For	Yes
						M	1e	Lance Fritz	For	For	Yes
						M	1f	Deborah Hopkins	For	For	Yes
						M	1g	Jane Lute	For	For	Yes
						M	1h	Michael McCarthy	For	For	Yes
						M	1i	Thomas F. McLarty III	For	For	Yes
						M	1j	Bhavesh Patel	For	For	Yes
						M	1k	Jose Villarreal	For	For	Yes
						M	2	Ratification of Deloitte & Touche LLP as accounting firm of the Company for 2019	For	For	Yes
						M	3	Advisory vote to approve executive compensation ('say on pay")	For	For	Yes
						S	4	Shareholder proposal regarding independent Chairman if properly presented at the annual meeting	Against	Against	Yes
American Financial Group, Inc.	AFG	25932104	Annual	5/22/2019	3/27/2019	M	1	Election of Directors:
						M	01)	Carl H. Lindner III	For	For	Yes
						M	02)	S. Craig Lindner	For	For	Yes
						M	03)	Kenneth C. Ambrecht	For	For	Yes
						M	04)	John B. Berding	For	For	Yes
						M	05)	Joseph E. (Jeff) Consolino	For	For	Yes
						M	06)	Virginia "Gine" C. Drosos	For	For	Yes
						M	07)	James E. Evans	For	For	Yes
						M	08)	Terry S. Jacobs	For	For	Yes
						M	09)	Gregory G. Joseph	For	For	Yes
						M	10)	Mary Beth Martin	For	For	Yes
						M	11)	William W. Verity	For	For	Yes
						M	12)	John I. Von Lehman	For	For	Yes
						M	2	Ratify Audit Committee's appointment of Ernst & Young Lapp as company's Independent Registered Public Accounting Firm for 2019	For	For	Yes
						M	3	Advisory vote on compensation of named executive officers.	For	For	Yes
ITT Inc.	ITT	45073V108	Annual	5/22/2019	3/25/2019	M	1	Election of Directors
						M	1a	Orlando Ashford	For	For	Yes
						M	1b	Geraud Darnis	For	For	Yes
						M	1c	Donald DeFosset, Jr.	For	For	Yes
						M	1d	Nichlas Fanandakis	For	For	Yes
						M	1e	Christina A. Gold	For	For	Yes
						M	1f	Richard Lavin	For	For	Yes
						M	1g	Mario Longhi	For	For	Yes
						M	1h	Frank Macinnis	For	For	Yes
						M	1i	Rebecca A. McDonald	For	For	Yes
						M	1j	Timothy Powers	For	For	Yes
						M	1k	Luca Savi	For	For	Yes
						M	1l	Cjerl Shavers	For	For	Yes
						M	1m	Sabrina Soussan	For	For	Yes
						M	2	Ratification of Deloitte & Touche LLP as accounting firm for 2019 fiscal year	For	For	Yes
						M	3	Approval of an advisory vote on executive compensation	For	For	Yes
						S	4	Shareholder proposal requiring a policy that the chair of the Board be independent	Against	Against	Yes
The Travelers Companies	TRV	89417E109	Annual	5/22/2019	3/26/2019	M	1	Election of Directors
						M	1a	Alan Beller	For	For	Yes
						M	1b	Janet Dolan	For	For	Yes
						M	1c	Patricia Higgins	For	For	Yes
						M	1d	William Kane	For	For	Yes
						M	1e	Clarence Otis, Jr.	For	For	Yes
						M	1f	Philip T. Ruegger III	For	For	Yes
						M	1g	Todd C. Schermerhorn	For	For	Yes
						M	1h	Alan D. Schnitzer	For	For	Yes
						M	1i	Donald J. Shepard	For	For	Yes
						M	1j	Laurie J. Thomsen	For	For	Yes
						M	2	Ratification of KPMG LLP as accounting firm for 2019	For	For	Yes
						M	3	Non-binding vote to approve executive compensation	For	For	Yes
						M	4	Approve an amendment to the Travelers Companies amended and restated 2014 stock incentive plan	For	For	Yes
						S	5	Shareholder proposal relating to a diversity report including EEOC data, if presented at the annual meeting of shareholders	Against	Against	Yes
Ross Stores, Inc.	ROST	778296103	Annual	5/22/2019	3/26/2019	M	1	Election of 10 Directors
						M	1a)	Michael Balmuth	For	For	Yes
						M	1b)	K. Gunnar Bjorklund	For	For	Yes
						M	1c)	Michael J. Bish	For	For	Yes
						M	1d)	Norman A. Ferber	For	For	Yes
						M	1e)	Sharon D. Garrett	For	For	Yes
						M	1f)	Stephen D. Milligan	For	For	Yes
						M	1g)	George P. Orban	For	For	Yes
						M	1h)	Michael O'Sullivan	For	For	Yes
						M	1i)	Gregory L. Quesnel	For	For	Yes
						M	1j)	Barbara Rentler	For	For	Yes
						M	2	Advisory vote to approve the resolution on the compensation of the named executive officers	For	For	Yes
						M	3	To ratify the appointment of Deloitte & Touche LLP as accounting firm for fiscal year ending February 1, 2020	For	For	Yes
						S	4	To vote a stockholder proposal on Greenhouse Gas Emissions Goals, if properly presented at the annual meeting	Against	Against	Yes
Robert Half International Inc.	RHI	770323103	Annual	5/22/2019		M	1.1	Election of Director: Julie Coronado	For	For	Yes
						M	1.2	Election of Director: Dirk A Kempthrone	For	For	Yes
						M	1.3	Election of Director: Harold M Messmer, Jr.	For	For	Yes
						M	1.4	Election of Director: Marc H. Morial	For	For	Yes
						M	1.5	Election of Director: Barbara J Novogradac	For	For	Yes
						M	1.6	Election of Director: Robert J. Pace	For	For	Yes
						M	1.7	Election of Director: Frederick A. Richman	For	For	Yes
						M	1.8	Election of Director: M. Keith Waddell	For	For	Yes
						M	2	Ratification of appointment of auditor	For	For	Yes
						M	3	Approve amended and restated Stock Incentive Plan	For	For	Yes
						M	4	Advisory vote to approve executive compensation	For	For	Yes
Lowe's Companies, Inc.	LOW	548661107	Annual	5/31/2019	3/22/2019	M	1	Election of Directors
							01)	Raul Alvarez	For	For	Yes
							02)	David Batchelder	For	For	Yes
							03)	Angela Braly	For	For	Yes
							04)	Sanda Cochron	For	For	Yes
							05)	Laurie Douglas	For	For	Yes
							06)	Richard Dreiling	For	For	Yes
							07)	Marvin Ellison	For	For	Yes
							08)	James Morgan	For	For	Yes
							09)	Brian Rogers	For	For	Yes
							10)	Bertram Scott	For	For	Yes
							11)	Lisa Wardell	For	For	Yes
							12)	Eric Wiseman	For	For	Yes
							2	Advisory vote to approve named executive officers compensation in fiscal 2018	For	For	Yes
							3	Ratification of Deloitte & Touche LLP as accounting firm for fiscal 2019	For	For	Yes
Raytheon Company	RTN	75111507	Annual	5/30/2019	4/2/2019	M	Item 1	Election of Directors
							1a	Tracy A. Atkinson	For	For	Yes
							1b	Robert E. Beauchamp	For	For	Yes
							1c	Adriane M Brown	For	For	Yes
							1d	Stephen J. Hadley	For	For	Yes
							1e	Thomas A. Kennedy	For	For	Yes
							1f	Letitia A. Long	For	For	Yes
							1g	George Oliver	For	For	Yes
							1h	Dinesh Paliwal	For	For	Yes
							1i	Ellen Pawlikowski	For	For	Yes
							1j	William Spivey	For	For	Yes
							1k	Marta R. Stewart	For	For	Yes
							1l	James A> Winnefeld Jr	For	For	Yes
							1m	Robert O. Work	For	For	Yes
							Item 2	Advisory vote to approve named executive officer compensation	For	For	Yes
							Item 3	Approval of the RTN 2019 stock plan	For	For	Yes
							Item 4	Ratification of independent auditors	For	For	Yes
Walmart Inc.	WMT	931142103	Annual	6/5/2019	4/12/2019	M	1	Election of Directors
						M	1a	Cesar Conde	For	For	Yes
						M	1b	Stephen Easterbrook	For	For	Yes
						M	1c	Timothy Flynn	For	For	Yes
						M	1d	Sarah Friar	For	For	Yes
						M	1e	Carla Harris	For	For	Yes
						M	1f	Thomas Horton	For	For	Yes
						M	1g	Marissa Mayer	For	For	Yes
						M	1h	C. Douglas McMillon	For	For	Yes
						M	1i	Gregory Penner	For	For	Yes
						M	1j	Steven Reinemund	For	For	Yes
						M	1k	S. Robson Walton	For	For	Yes
						M	1l	Steuart Walton	For	For	Yes
						M	2	Advisory vote to approved named executive officer compensation	For	For	Yes
						M	3	Ratification of Ernst & Young LLP as independent accountants	For	For	Yes
						S	4	Request to strengthen prevention of workplace sexual harassment	Against	Against	Yes
						S	5	Request to adopt cumulative voting	Against	Against	Yes
Evercore Inc.	EVR	29977A105	Annual	6-18-1-9	4/22/2019	M	1	Election of Directors:
						M	01)	Roger Altman	For	For	Yes
						M	02)	Richard Beattie	For	For	Yes
						M	03)	Ellen Futter	For	For	Yes
						M	04)	Gail Harris	For	For	Yes
						M	05)	Robert Millard	For	For	Yes
						M	06)	Willard J. Overlock, Jr.	For	For	Yes
						M	07)	Sir Simon M. Robertson	For	For	Yes
						M	08)	Ralph Schlosstein	For	For	Yes
						M	09)	John Weinberg	For	For	Yes
						M	10)	William Wheeler	For	For	Yes
						M	11)	Sarah Williamson	For	For	Yes
						M	12)	Kendrick R. Wilson III	For	For	Yes
						M	2	Approve on advisory basis, the executive compensation of our named executive officers	For	For	Yes
						M	3	To ratify selection of Deloitte & Touche LLP as accounting firm for 2019	For	For	Yes
American Equity Investment Life Holding Co.	AEL	25676206	Annual	6/6/2019	4/12/2019	M	1	Election of Directors:
						M	01	John Matovina	For	For	Yes
						M	02	Alan Matula	For	For	Yes
						M	03	Gerard Neugent	For	For	Yes
						M	2	Ratify appointment KPMG LLP as accounting firm for 2019	For	For	Yes
						M	3	To approve on advisory basis, compensation of named executive officers	For	For	Yes
The TJX Companies Inc.	TJX	872540109	Annual	6/4/2019		M	1A	Election of Director: Zein Adalla	For	For	Yes
						M	1B	Election of Director: Alan Bennett	For	For	Yes
						M	1C	Election of Director:	For	For	Yes
						M	1D	Election of Director:	For	For	Yes
						M	1E	Election of Director:	For	For	Yes
						M	1F	Election of Director:	For	For	Yes
						M	1G	Election of Director:	For	For	Yes
						M	1H	Election of Director:	For	For	Yes
						M	1I	Election of Director:	For	For	Yes
						M	1J	Election of Director:	For	For	Yes
						M	1K	Election of Director:	For	For	Yes
						M	2	Ratification of appointment of PricewaterhouseCoopers as independent registered public accounting firm for fiscal 2020.	For	For	Yes
						M	3	Advisory approval of TJX's executive compensation (say-on-pay vote)	For	For	Yes
						S	4	Shareholder proposal for a report on compensation disparities based on race, gender, or ethnicity	Against	Against	Yes
						S	5	Shareholder proposal for a report on prison labor	Against	Against	Yes
						S	6	Shareholder proposal for a report on human rights risks	Against	Against	Yes
Caterpillar Inc.	CAT	149123101	Annual	6/12/2019	4/15/2019	M	1	Election of the following nominees as directors
						M	01	Kelly Ayotte	For	For	Yes
						M	02	David Calhoun	For	For	Yes
						M	03	Daniel Dickinson	For	For	Yes
						M	04	Juan Gallardo	For	For	Yes
						M	05	Dennis Muilenburg	For	For	Yes
						M	06	William Osborn	For	For	Yes
						M	07	Debra L. Reed-Klages	For	For	Yes
						M	08	Edward B. Rust Jr.	For	For	Yes
						M	09	Susan Schwab	For	For	Yes
						M	10	D. James Umpleby III	For	For	Yes
						M	11	Miles White	For	For	Yes
						M	12	Rayford Wilkins Jr	For	For	Yes
						M	2	Ratify appointment of independent registered public accounting firm for 2019	For	For	Yes
						M	3	Advisory vote to approve executive compensation	For	For	Yes
						S	4	Shareholder proposal to amend proxy access to remove resubmission threshold	Against	Against	Yes
						S	5	Shareholder proposal - report on activities in conflict-affected areas	Against	Against	Yes
Best Buy Co. Inc.	BBY	86516101	Annual	6/11/2019	4/15/2019	M	1	Election of Directors	For	For	Yes
						M	1a	Corie Barry	For	For	Yes
						M	1b	Lisa Caputo	For	For	Yes
						M	1c	J. Patrick Doyle	For	For	Yes
						M	1d	Russell Fradin	For	For	Yes
						M	1e	Kathy Higgins Victor	For	For	Yes
						M	1f	Hubert Joly	For	For	Yes
						M	1g	David Kenny	For	For	Yes
						M	1h	Cindy Kent	For	For	Yes
						M	1i	Karen McLoughlin	For	For	Yes
						M	1j	Thomas milner	For	For	Yes
						M	1k	Claudia Munce	For	For	Yes
						M	1l	Richelle Parham	For	For	Yes
						M	1m	Eugene Woods	For	For	Yes
						M	2	Ratify appointment of Deloitte & Touche LLP as accounting firm for fiscal year ending February 1, 2020	For	For	Yes
						M	3	To approve in a non-binding advisory vote our named executive officer compensation	For	For	Yes
Target Corp.	TGT	87612E106	Annual	6/12/2019		M	1	Directors:	For	For	Yes
						M		Roxanne Austin	For	For	Yes
						M		Douglas Baker Jr.	For	For	Yes
						M		George Barrett	For	For	Yes
						M		Brian Cornell	For	For	Yes
						M		Calvin Darden	For	For	Yes
						M		Henrique De Castro	For	For	Yes
						M		Robert Edwards	For	For	Yes
						M		Melanie Healey	For	For	Yes
						M		Donald Knauss	For	For	Yes
						M		Monica Lozano	For	For	Yes
						M		Mary Minnick	For	For	Yes
						M		Lkenneth Salazar	For	For	Yes
						M		Dmitri Stockton	For	For	Yes
						M	2	Ratify appointment of Ernst & Young LLP as accounting firm	For	For	Yes
						M	3	Approve, on advisory basis, our executive compensation (say on pay)	For	For	Yes
						S	4	Amend the proxy access bylaw to remove candidate resubmission threshold	Against	Against	Yes

Fund Name: Innovative Pfd + Date of Reporting Period: July 1, 2018 - June 30, 2019
Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voted
Nuveen Pfd and Inc. Securities	JPS	67072C105	Annual	4/10/2019		M	1	Director Nominees:
						M	1.01	Judith M. Stockdale	For	For	Yes
						M	1.02	Carole E. Stone	For	For	Yes
						M	1.03	Margaret L. Wolff	For	For	Yes
						M	1.04	William C. Hunter	For	For	Yes
F&C preferred Income Fund	PFD	338480106	Annual	4/23/2019		M	1	Election of Directors:
						M	1.01	R. Eric Chadwick	For	For	Yes
						M	1.02	Morgan Gust	For	For	Yes
Cohen & Steers Ltd. Dur PFD & Inc. Fund	LDP	19248C105	Annual	4/15/2019		M	1	Election of Directors:
						M	1.01	Daphne L. Richards	For	For	Yes
						M	1.02	Gerald J. Maginnis	For	For	Yes
						M	1.03	Josph M. Harvey	For	For	Yes

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: August 23, 2019

By /s/ Adam Snitkoff

* Adam Snitkoff

Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date: August 23, 2019

*Print the name and title of each signing officer under his or her signature.